Right-of-Use Assets and Lease Liabilities - Schedule of ROU Assets and Operating Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of ROU Assets and Operating Lease Liabilities [Abstract]
Cost	$ 1,975	$ 1,692
Less: accumulated depreciation	(1,304)	(635)
Operating lease ROU assets, net	671	1,057
Operating lease liabilities
Current portion	577	631
Non-current portion	83	439
Total	$ 660	$ 1,070
Operating leases:
Weighted average remaining lease term (years)	1 year	2 years
Weighted average discount rate	5.79%	5.83%